Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Of Financial Position [Abstract]
Allowance for loan losses	$ 14,767	$ 13,679
Preferred stock, no par value
Preferred stock, shares authorized		200,000
Preferred stock, liquidation preference		$ 1,000
Preferred stock, shares issued		10,120
Common stock, no par value
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	17,623,706	16,351,463
Treasury stock, common shares	936,164	747,964